Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	100,000,000,000	100,000,000,000
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, shares authorized	99,931,211,060	99,931,211,060
Ordinary shares, shares issued	118,926,687	118,056,345
Ordinary shares, shares outstanding	118,926,687	118,056,345	36,347,496
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01
Ordinary shares, shares authorized	68,788,940	68,788,940
Ordinary shares, shares outstanding			68,788,940
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	100,000,000,000	100,000,000,000
Parent Company [Member] | Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	99,931,211,060	99,931,211,060
Parent Company [Member] | Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	68,788,940	68,788,940